Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Loss Contingencies [Line Items]
Operating lease, term	64 months
Rent expense		$ 82	$ 62	$ 200	$ 200	$ 200